Schedule of Investments(a)
March 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–52.45%
Advertising–0.07%
Lamar Media Corp., 3.75%, 02/15/2028	$26,000	$24,723
Aerospace & Defense–0.04%
Boeing Co. (The),
2.75%, 02/01/2026	4,000	3,881
2.20%, 02/04/2026	10,000	9,466
		13,347
Agricultural & Farm Machinery–0.05%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	18,000	16,590
Airlines–0.60%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	43,000	39,030
Series 2021-1, Class A, 2.88%, 07/11/2034	39,000	35,350
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	12,175	11,553
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	17,988	16,588
Delta Air Lines, Inc., 7.38%, 01/15/2026	4,000	4,348
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	13,267	13,355
4.75%, 10/20/2028(b)	32,177	32,480
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	19,983	20,098
Series 2020-1, Class A, 5.88%, 10/15/2027	19,252	19,959
Series 2018-1, Class AA, 3.50%, 03/01/2030	5,003	4,850
United Airlines, Inc.,
4.38%, 04/15/2026(b)	6,000	5,910
4.63%, 04/15/2029(b)	11,000	10,474
		213,995
Apparel, Accessories & Luxury Goods–0.05%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	18,000	17,799
Application Software–0.39%
salesforce.com, inc.,
2.90%, 07/15/2051	19,000	16,929
3.05%, 07/15/2061	12,000	10,589
Workday, Inc.,
3.70%, 04/01/2029	47,000	47,147
3.80%, 04/01/2032	66,000	65,956
		140,621
Asset Management & Custody Banks–0.48%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	5,000	4,985
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Ares Capital Corp., 2.88%, 06/15/2028	$14,000	$12,419
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	46,000	42,637
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	36,000	33,482
2.13%, 02/15/2027(b)	21,000	18,662
2.85%, 09/30/2028(b)	15,000	13,031
CI Financial Corp. (Canada), 3.20%, 12/17/2030	9,000	8,215
FS KKR Capital Corp., 1.65%, 10/12/2024	14,000	13,208
OWL Rock Core Income Corp., 4.70%, 02/08/2027(b)	28,000	26,964
		173,603
Auto Parts & Equipment–0.21%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	49,000	47,062
5.38%, 03/01/2029(b)	27,000	26,632
		73,694
Automobile Manufacturers–1.02%
BMW US Capital LLC (Germany),
1.14% (SOFR + 0.84%), 04/01/2025(b)(e)	26,000	26,043
3.45%, 04/01/2027(b)	29,000	29,239
3.70%, 04/01/2032(b)	33,000	33,387
Ford Motor Credit Co. LLC,
3.09%, 01/09/2023	200,000	200,475
2.70%, 08/10/2026	44,000	40,975
Hyundai Capital America,
5.75%, 04/06/2023(b)	4,000	4,112
5.88%, 04/07/2025(b)	4,000	4,231
2.00%, 06/15/2028(b)	13,000	11,551
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	16,000	14,350
		364,363
Automotive Retail–0.35%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	17,000	15,826
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	53,000	50,177
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	30,000	27,038
4.88%, 11/15/2031(b)	35,000	31,125
		124,166
Building Products–0.20%
Fortune Brands Home & Security, Inc.,
4.00%, 03/25/2032	19,000	19,052
4.50%, 03/25/2052	43,000	42,162
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	4,000	3,517

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Building Products–(continued)
Masco Corp.,
1.50%, 02/15/2028	$4,000	$3,527
2.00%, 02/15/2031	4,000	3,476
		71,734
Cable & Satellite–0.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	17,000	15,282
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	6,000	5,002
3.50%, 03/01/2042	18,000	14,932
3.90%, 06/01/2052	12,000	10,157
3.85%, 04/01/2061	10,000	8,071
4.40%, 12/01/2061	4,000	3,496
Comcast Corp.,
3.25%, 11/01/2039	5,000	4,758
2.89%, 11/01/2051(b)	4,000	3,389
2.99%, 11/01/2063(b)	5,000	4,101
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	8,000	7,241
2.95%, 10/01/2050(b)	4,000	3,161
3.60%, 06/15/2051(b)	28,000	25,012
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	56,000	51,054
		155,656
Casinos & Gaming–0.10%
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	34,000	34,383
Computer & Electronics Retail–0.07%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	4,000	4,337
8.35%, 07/15/2046	3,000	4,399
3.45%, 12/15/2051(b)	14,000	11,406
Leidos, Inc., 2.30%, 02/15/2031	6,000	5,213
		25,355
Consumer Finance–0.29%
Ally Financial, Inc.,
2.20%, 11/02/2028	9,000	8,149
Series C, 4.70%(c)(d)	25,000	22,812
American Express Co., 2.55%, 03/04/2027	40,000	38,942
OneMain Finance Corp., 3.88%, 09/15/2028	37,000	33,508
		103,411
Copper–0.10%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	12,000	12,340
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	22,039
		34,379
Data Processing & Outsourced Services–0.19%
Block, Inc., 3.50%, 06/01/2031(b)	32,000	29,334
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	32,000	30,566
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	5,000	4,338
	Principal Amount	Value
Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc., 2.65%, 10/01/2026	$5,000	$4,925
		69,163
Distributors–0.05%
Genuine Parts Co., 2.75%, 02/01/2032	19,000	17,460
Diversified Banks–12.71%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(c)	81,000	70,790
Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(c)(d)	200,000	185,500
6.63%(b)(c)(d)	200,000	184,800
Bank of America Corp.,
1.23% (SOFR + 1.05%), 02/04/2028(e)	56,000	55,662
2.69%, 04/22/2032(c)	18,000	16,581
2.30%, 07/21/2032(c)	10,000	8,914
2.57%, 10/20/2032(c)	14,000	12,743
2.97%, 02/04/2033(c)	28,000	26,266
2.48%, 09/21/2036(c)	24,000	20,672
3.85%, 03/08/2037(c)	16,000	15,344
Series RR, 4.38%(c)(d)	89,000	83,865
Barclays PLC (United Kingdom), 3.33%, 11/24/2042(c)	200,000	174,298
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	152,633
BNP Paribas S.A. (France), 4.63%(b)(c)(d)	200,000	188,500
Citigroup, Inc.,
2.88%, 07/24/2023(c)	5,000	5,008
0.84% (SOFR + 0.69%), 01/25/2026(e)	20,000	19,687
3.11%, 04/08/2026(c)	6,000	5,953
4.41%, 03/31/2031(c)	5,000	5,200
2.57%, 06/03/2031(c)	11,000	10,097
2.56%, 05/01/2032(c)	12,000	10,845
2.52%, 11/03/2032(c)	11,000	9,890
3.06%, 01/25/2033(c)	12,000	11,225
3.79%, 03/17/2033(c)	74,000	73,442
2.90%, 11/03/2042(c)	15,000	12,902
3.88%(c)(d)	66,000	62,370
Series A, 5.95%(c)(d)	11,000	11,144
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	200,000	178,208
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)	250,000	249,436
3.76%, 04/06/2033(b)(c)	250,000	249,575
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	50,197
Credit Agricole S.A. (France), 4.75%(b)(c)(d)	200,000	181,986
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)(c)	200,000	182,411
HSBC Holdings PLC (United Kingdom),
1.69% (SOFR + 1.43%), 03/10/2026(e)	200,000	200,609
2.25%, 11/22/2027(c)	200,000	186,576
2.87%, 11/22/2032(c)	200,000	182,045
6.00%(c)(d)	200,000	204,000
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 6.88%(b)(c)(d)	$200,000	$200,471
JPMorgan Chase & Co.,
1.15% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	20,000	20,116
2.08%, 04/22/2026(c)	4,000	3,863
3.63%, 12/01/2027	4,000	4,015
2.58%, 04/22/2032(c)	10,000	9,175
2.55%, 11/08/2032(c)	4,000	3,660
2.96%, 01/25/2033(c)	10,000	9,438
3.11%, 04/22/2041(c)	5,000	4,534
Series W, 1.51% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	12,000	10,350
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	200,000	175,220
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	250,000	227,270
Royal Bank of Canada (Canada), 0.85% (SOFR + 0.71%), 01/21/2027(e)	62,000	61,379
Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(b)(c)	200,000	179,574
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	11,000	9,660
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	200,000	183,275
U.S. Bancorp,
1.38%, 07/22/2030	5,000	4,334
2.49%, 11/03/2036(c)	29,000	26,055
3.70%(c)(d)	37,000	33,578
Wells Fargo & Co.,
3.53%, 03/24/2028(c)	50,000	49,940
3.07%, 04/30/2041(c)	6,000	5,413
Series BB, 3.90%(c)(d)	10,000	9,592
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	18,000	15,483
		4,545,769
Diversified Capital Markets–1.25%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	250,000	247,057
7.13%(b)(c)(d)	200,000	200,750
		447,807
Diversified Metals & Mining–0.13%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	30,000	28,427
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	20,000	17,334
		45,761
Diversified REITs–1.20%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	8,000	7,322
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	5,000	5,024
2.50%, 08/16/2031	4,000	3,540
CubeSmart L.P.,
2.25%, 12/15/2028	4,000	3,638
2.50%, 02/15/2032	7,000	6,275
	Principal Amount	Value
Diversified REITs–(continued)
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	$200,000	$206,851
4.87%, 01/15/2030(b)	200,000	196,917
		429,567
Drug Retail–0.87%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	200,000	187,079
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	112,902	123,440
		310,519
Electric Utilities–0.88%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	199,461	173,421
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	89,000	82,287
Duke Energy Corp., 3.25%, 01/15/2082(c)	12,000	10,646
Duke Energy Progress LLC, 2.50%, 08/15/2050	8,000	6,529
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	30,000	28,386
PacifiCorp, 2.90%, 06/15/2052	12,000	10,539
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	4,000	3,698
		315,506
Electronic Components–0.06%
Corning, Inc., 5.45%, 11/15/2079	18,000	19,992
Electronic Equipment & Instruments–0.10%
Vontier Corp.,
1.80%, 04/01/2026	7,000	6,338
2.40%, 04/01/2028	18,000	15,865
2.95%, 04/01/2031	16,000	14,245
		36,448
Electronic Manufacturing Services–0.01%
Jabil, Inc., 3.00%, 01/15/2031	4,000	3,670
Environmental & Facilities Services–0.19%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	46,000	43,974
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	25,000	23,505
		67,479
Financial Exchanges & Data–1.31%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	200,000	180,420
Cboe Global Markets, Inc., 3.00%, 03/16/2032	90,000	87,271
Coinbase Global, Inc.,
3.38%, 10/01/2028(b)	8,000	7,078
3.63%, 10/01/2031(b)	11,000	9,399
FactSet Research Systems, Inc.,
2.90%, 03/01/2027	34,000	33,096
3.45%, 03/01/2032	38,000	36,760
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Financial Exchanges & Data–(continued)
Moody’s Corp.,
2.00%, 08/19/2031	$10,000	$8,886
2.75%, 08/19/2041	13,000	11,137
5.25%, 07/15/2044	4,000	4,657
3.75%, 02/25/2052	30,000	29,656
3.10%, 11/29/2061	41,000	34,393
MSCI, Inc.,
3.88%, 02/15/2031(b)	11,000	10,452
3.63%, 11/01/2031(b)	11,000	10,371
S&P Global, Inc., 1.25%, 08/15/2030	5,000	4,314
		467,890
Food Distributors–0.09%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	33,000	30,839
Food Retail–0.03%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	4,000	3,604
3.63%, 05/13/2051(b)	10,000	9,116
		12,720
Health Care Distributors–0.02%
McKesson Corp., 1.30%, 08/15/2026	10,000	9,195
Health Care REITs–0.11%
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	5,000	4,334
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	9,000	7,863
Physicians Realty L.P., 4.30%, 03/15/2027	4,000	4,100
Welltower, Inc.,
3.10%, 01/15/2030	5,000	4,821
3.85%, 06/15/2032	18,000	18,148
		39,266
Health Care Services–0.73%
CVS Health Corp., 1.30%, 08/21/2027	4,000	3,644
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	150,000	139,004
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	24,000	21,070
Series 2042, 2.72%, 01/01/2042	23,000	19,238
2.86%, 01/01/2052	27,000	22,139
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	71,000	56,338
		261,433
Home Improvement Retail–0.05%
Lowe’s Cos., Inc., 3.35%, 04/01/2027	17,000	17,119
Homebuilding–0.09%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	11,000	10,713
3.97%, 08/06/2061	26,000	20,174
		30,887
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.08%
Expedia Group, Inc.,
4.63%, 08/01/2027	$5,000	$5,203
2.95%, 03/15/2031	5,000	4,637
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	19,000	17,275
		27,115
Independent Power Producers & Energy Traders–0.60%
AES Corp. (The),
1.38%, 01/15/2026	5,000	4,604
2.45%, 01/15/2031	5,000	4,480
Calpine Corp., 3.75%, 03/01/2031(b)	40,000	35,875
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	139,344
Vistra Corp., 7.00%(b)(c)(d)	32,000	31,210
		215,513
Industrial Machinery–0.01%
Flowserve Corp., 2.80%, 01/15/2032	4,000	3,545
Industrial REITs–0.02%
LXP Industrial Trust, 2.38%, 10/01/2031	8,000	7,110
Insurance Brokers–0.02%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	4,000	3,570
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	4,000	3,468
		7,038
Integrated Oil & Gas–1.58%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	17,000	15,294
2.94%, 06/04/2051	11,000	9,435
3.00%, 03/17/2052	11,000	9,527
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,970
5.88%, 05/28/2045	12,000	10,536
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	5,000	4,804
Petrobras Global Finance B.V. (Brazil), 5.50%, 06/10/2051	10,000	8,595
Petroleos Mexicanos (Mexico),
6.70%, 02/16/2032	51,000	48,503
6.63%, 06/15/2035	23,000	20,656
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	200,000	186,563
Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	200,000	184,151
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	31,000	27,905
3.00%, 11/26/2051	31,000	27,824
		563,763
Integrated Telecommunication Services–0.15%
AT&T, Inc.,
3.10%, 02/01/2043	4,000	3,463
3.50%, 09/15/2053	10,000	8,813
3.55%, 09/15/2055	12,000	10,625
3.50%, 02/01/2061	5,000	4,268
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
2.55%, 03/21/2031	$5,000	$4,652
2.36%, 03/15/2032(b)	4,000	3,620
2.65%, 11/20/2040	5,000	4,266
3.40%, 03/22/2041	4,000	3,760
2.88%, 11/20/2050	4,000	3,354
3.00%, 11/20/2060	5,000	4,094
3.70%, 03/22/2061	4,000	3,727
		54,642
Interactive Home Entertainment–0.41%
Electronic Arts, Inc.,
1.85%, 02/15/2031	8,000	7,037
2.95%, 02/15/2051	8,000	6,693
ROBLOX Corp., 3.88%, 05/01/2030(b)	57,000	53,387
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	55,000	51,814
3.00%, 02/15/2031(b)	31,000	27,791
		146,722
Interactive Media & Services–0.08%
Alphabet, Inc., 2.25%, 08/15/2060	4,000	3,121
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	25,000	24,879
		28,000
Internet & Direct Marketing Retail–0.02%
Amazon.com, Inc., 3.10%, 05/12/2051	8,000	7,545
Internet Services & Infrastructure–0.32%
Twilio, Inc.,
3.63%, 03/15/2029(f)	29,000	27,371
3.88%, 03/15/2031	29,000	27,003
VeriSign, Inc., 2.70%, 06/15/2031	9,000	8,159
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	56,000	51,257
		113,790
Investment Banking & Brokerage–1.97%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	14,000	12,469
Charles Schwab Corp. (The),
1.30% (SOFR + 1.05%), 03/03/2027(e)	61,000	61,362
2.45%, 03/03/2027	18,000	17,505
2.90%, 03/03/2032	37,000	35,674
5.00%(c)(d)	36,000	35,957
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
0.84% (SOFR + 0.58%), 03/08/2024(e)	$37,000	$36,682
0.84% (SOFR + 0.70%), 01/24/2025(e)	36,000	35,773
3.50%, 04/01/2025	5,000	5,040
3.27%, 09/29/2025(c)	5,000	5,012
1.06% (SOFR + 0.79%), 12/09/2026(e)	37,000	36,363
1.09%, 12/09/2026(c)	6,000	5,501
1.08% (SOFR + 0.81%), 03/09/2027(e)	37,000	36,123
1.06% (SOFR + 0.92%), 10/21/2027(e)	15,000	14,754
1.95%, 10/21/2027(c)	16,000	14,892
1.35% (SOFR + 1.12%), 02/24/2028(e)	21,000	20,998
3.62%, 03/15/2028(c)	81,000	80,988
1.99%, 01/27/2032(c)	6,000	5,206
2.62%, 04/22/2032(c)	5,000	4,555
2.38%, 07/21/2032(c)	12,000	10,650
2.65%, 10/21/2032(c)	19,000	17,219
3.10%, 02/24/2033(c)	17,000	16,042
3.21%, 04/22/2042(c)	5,000	4,542
3.44%, 02/24/2043(c)	21,000	19,500
Series V, 4.13%(c)(d)	25,000	23,475
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	25,000	25,432
Morgan Stanley,
0.78% (SOFR + 0.63%), 01/24/2025(e)	28,000	27,886
2.19%, 04/28/2026(c)	5,000	4,835
2.70%, 01/22/2031(c)	14,000	13,154
3.62%, 04/01/2031(c)	5,000	4,980
2.24%, 07/21/2032(c)	21,000	18,637
2.51%, 10/20/2032(c)	12,000	10,845
2.94%, 01/21/2033(c)	20,000	18,779
2.48%, 09/16/2036(c)	15,000	12,885
3.22%, 04/22/2042(c)	5,000	4,617
Raymond James Financial, Inc., 3.75%, 04/01/2051	5,000	4,909
		703,241
IT Consulting & Other Services–0.05%
DXC Technology Co., 2.38%, 09/15/2028	19,000	17,203
Leisure Products–0.39%
Brunswick Corp.,
4.40%, 09/15/2032	43,000	42,568
5.10%, 04/01/2052	102,000	97,439
		140,007
Life & Health Insurance–2.81%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	9,000	9,405
Athene Global Funding,
1.20%, 10/13/2023(b)	9,000	8,770
2.50%, 01/14/2025(b)	4,000	3,885
1.45%, 01/08/2026(b)	5,000	4,634
3.21%, 03/08/2027(b)	72,000	69,396
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Athene Holding Ltd.,
6.15%, 04/03/2030	$5,000	$5,647
3.45%, 05/15/2052	23,000	19,476
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(b)	33,000	32,061
Brighthouse Financial, Inc., 3.85%, 12/22/2051	27,000	22,583
Corebridge Financial, Inc.,
3.90%, 04/05/2032(b)	48,000	47,929
4.35%, 04/05/2042(b)	23,000	22,994
4.40%, 04/05/2052(b)	33,000	32,994
F&G Global Funding, 2.00%, 09/20/2028(b)	29,000	26,000
GA Global Funding Trust,
2.25%, 01/06/2027(b)	150,000	140,255
1.95%, 09/15/2028(b)	150,000	133,620
2.90%, 01/06/2032(b)	150,000	136,581
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	172,000	160,754
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	4,000	3,980
Pacific Life Global Funding II,
1.10% (SOFR + 0.80%), 03/30/2025(b)(e)	86,000	85,922
0.88% (SOFR + 0.62%), 06/04/2026(b)(e)	27,000	26,878
Pacific LifeCorp, 3.35%, 09/15/2050(b)	4,000	3,675
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	4,000	3,572
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	4,000	3,633
		1,004,644
Life Sciences Tools & Services–0.01%
Illumina, Inc., 2.55%, 03/23/2031	5,000	4,553
Managed Health Care–0.37%
Centene Corp., 2.50%, 03/01/2031	57,000	50,398
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	45,000	39,445
3.00%, 06/01/2051	45,000	39,839
UnitedHealth Group, Inc., 3.75%, 07/15/2025	4,000	4,117
		133,799
Movies & Entertainment–1.05%
Magallanes, Inc.,
4.28%, 03/15/2032(b)	48,000	48,273
5.05%, 03/15/2042(b)	95,000	97,100
5.14%, 03/15/2052(b)	117,000	119,980
5.39%, 03/15/2062(b)	105,000	108,788
		374,141
Multi-line Insurance–0.30%
American International Group, Inc., 3.40%, 06/30/2030	4,000	3,995
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	105,220
		109,215
	Principal Amount	Value
Multi-Utilities–0.38%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	$131,000	$122,429
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	4,000	3,951
WEC Energy Group, Inc.,
1.38%, 10/15/2027	5,000	4,506
1.80%, 10/15/2030	5,000	4,341
		135,227
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	5,000	5,121
2.95%, 03/15/2034	14,000	13,192
Boston Properties L.P., 3.25%, 01/30/2031	5,000	4,844
Office Properties Income Trust,
4.50%, 02/01/2025	8,000	7,992
2.65%, 06/15/2026	4,000	3,663
2.40%, 02/01/2027	9,000	8,019
		42,831
Oil & Gas Equipment & Services–0.51%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	200,000	183,261
Oil & Gas Exploration & Production–0.65%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	4,000	3,840
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	13,000	11,336
Continental Resources, Inc.,
2.27%, 11/15/2026(b)	6,000	5,610
2.88%, 04/01/2032(b)	8,000	7,146
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	200,000	181,139
Murphy Oil Corp., 6.38%, 07/15/2028	23,000	23,960
		233,031
Oil & Gas Refining & Marketing–0.05%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	20,000	18,568
Oil & Gas Storage & Transportation–0.66%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	28,000	26,733
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	11,000	14,309
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	8,000	7,406
3.40%, 08/01/2051	9,000	8,010
MPLX L.P.,
1.75%, 03/01/2026	5,000	4,692
4.95%, 03/14/2052	88,000	91,853
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	4,000	3,511
ONEOK, Inc., 6.35%, 01/15/2031	7,000	8,110
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	37,000	35,443
Williams Cos., Inc. (The),
2.60%, 03/15/2031	27,000	24,903
3.50%, 10/15/2051	11,000	9,667
		234,637
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–0.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	$150,000	$151,207
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	4,000	3,657
4.25%, 04/15/2026(b)	5,000	4,938
2.75%, 02/21/2028(b)	4,000	3,564
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	6,000	5,088
2.55%, 03/30/2032(b)	10,000	9,139
2.80%, 09/30/2050(b)	4,000	3,238
3.20%, 01/30/2052(b)	23,000	19,957
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	5,000	4,702
2.35%, 11/22/2024(b)	16,000	15,271
2.63%, 12/15/2026(b)	39,000	35,160
3.25%, 03/15/2027(b)	18,000	16,525
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	12,000	10,232
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	4,000	3,505
		286,183
Packaged Foods & Meats–0.53%
General Mills, Inc., 2.25%, 10/14/2031	5,000	4,493
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	5,000	4,651
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	200,000	181,220
		190,364
Paper Packaging–0.09%
Berry Global, Inc., 1.65%, 01/15/2027	20,000	18,250
Sealed Air Corp., 1.57%, 10/15/2026(b)	14,000	12,775
		31,025
Pharmaceuticals–0.11%
Bristol-Myers Squibb Co., 3.70%, 03/15/2052	12,000	12,096
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	32,000	28,894
		40,990
Property & Casualty Insurance–0.36%
Allstate Corp. (The), 4.20%, 12/15/2046	4,000	4,273
American Financial Group, Inc., 3.50%, 08/15/2026	4,000	4,042
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	4,000	3,484
3.05%, 12/15/2061	10,000	8,643
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	4,000	4,149
3.38%, 03/03/2031	8,000	7,475
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	4,000	3,549
3.20%, 09/17/2051	4,000	3,162
First American Financial Corp., 2.40%, 08/15/2031	10,000	8,770
	Principal Amount	Value
Property & Casualty Insurance–(continued)
Progressive Corp. (The),
2.50%, 03/15/2027	$25,000	$24,514
3.00%, 03/15/2032	12,000	11,689
3.70%, 03/15/2052	15,000	15,127
Stewart Information Services Corp., 3.60%, 11/15/2031	26,000	23,694
W.R. Berkley Corp., 3.15%, 09/30/2061	10,000	7,763
		130,334
Railroads–0.48%
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	204,000	170,372
Real Estate Development–0.58%
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	200,000	190,288
Essential Properties L.P., 2.95%, 07/15/2031	14,000	12,277
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	4,000	3,748
		206,313
Regional Banks–1.34%
Citizens Financial Group, Inc., Series G, 4.00%(c)(d)	32,000	29,440
Fifth Third Bancorp,
4.30%, 01/16/2024	4,000	4,090
2.55%, 05/05/2027	4,000	3,871
Huntington Bancshares, Inc., 2.49%, 08/15/2036(b)(c)	12,000	10,461
KeyCorp, 2.25%, 04/06/2027	6,000	5,674
M&T Bank Corp., 3.50%(c)(d)	12,000	10,815
SVB Financial Group,
2.10%, 05/15/2028	4,000	3,654
1.80%, 02/02/2031	7,000	6,042
Series C, 4.00%(c)(d)	69,000	63,911
Series D, 4.25%(c)(d)	68,000	63,028
Series E, 4.70%(c)(d)	45,000	40,331
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	239,324
		480,641
Reinsurance–0.26%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	4,000	3,480
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	20,000	20,005
3.13%, 06/15/2031(b)	5,000	4,482
4.70%, 10/15/2051(b)(c)	65,000	61,587
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	4,000	4,096
		93,650
Renewable Electricity–0.57%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	208,000	203,195
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Residential REITs–0.40%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	$4,000	$3,538
3.63%, 04/15/2032	67,000	65,337
3.38%, 07/15/2051	4,000	3,356
4.30%, 04/15/2052	33,000	32,088
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	4,000	3,627
2.70%, 01/15/2034	18,000	15,779
Mid-America Apartments L.P., 2.88%, 09/15/2051	4,000	3,364
Spirit Realty L.P.,
2.10%, 03/15/2028	4,000	3,629
3.40%, 01/15/2030	4,000	3,874
2.70%, 02/15/2032	4,000	3,605
Sun Communities Operating L.P., 2.70%, 07/15/2031	5,000	4,519
		142,716
Restaurants–0.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	43,000	38,846
Starbucks Corp., 3.00%, 02/14/2032	32,000	30,554
		69,400
Retail REITs–0.14%
Agree L.P.,
2.00%, 06/15/2028	4,000	3,632
2.60%, 06/15/2033	4,000	3,532
Kimco Realty Corp.,
1.90%, 03/01/2028	4,000	3,634
2.70%, 10/01/2030	4,000	3,753
2.25%, 12/01/2031	5,000	4,485
Kite Realty Group Trust, 4.75%, 09/15/2030	5,000	5,180
National Retail Properties, Inc., 3.50%, 04/15/2051	6,000	5,296
Realty Income Corp.,
2.20%, 06/15/2028	5,000	4,620
3.25%, 01/15/2031	5,000	4,917
Simon Property Group L.P., 1.38%, 01/15/2027	14,000	12,896
		51,945
Semiconductors–0.13%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	4,000	3,575
3.42%, 04/15/2033(b)	5,000	4,676
3.47%, 04/15/2034(b)	5,000	4,641
Marvell Technology, Inc., 2.95%, 04/15/2031	13,000	12,038
Micron Technology, Inc.,
4.19%, 02/15/2027	6,000	6,167
2.70%, 04/15/2032	8,000	7,255
3.37%, 11/01/2041	4,000	3,581
Skyworks Solutions, Inc., 3.00%, 06/01/2031	5,000	4,459
		46,392
Soft Drinks–0.53%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	200,000	188,728
	Principal Amount	Value
Sovereign Debt–3.09%
China Government International Bond (China), 2.50%, 10/26/2051(b)	$200,000	$169,551
Egypt Government International Bond (Egypt), 3.88%, 02/16/2026(b)	200,000	179,717
Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	200,000	186,398
4.40%, 02/12/2052	200,000	184,119
Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	10,000	9,440
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	200,000	184,778
UAE International Government Bond (United Arab Emirates), 3.25%, 10/19/2061(b)	206,000	190,048
		1,104,051
Specialized Consumer Services–0.28%
Grand Canyon University, 3.25%, 10/01/2023	101,000	101,505
Specialized Finance–0.72%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	257,064
Specialized REITs–0.65%
American Tower Corp.,
2.70%, 04/15/2031	13,000	11,779
4.05%, 03/15/2032	27,000	27,096
2.95%, 01/15/2051	9,000	7,098
Crown Castle International Corp., 2.50%, 07/15/2031	14,000	12,512
EPR Properties,
4.75%, 12/15/2026	18,000	18,032
3.60%, 11/15/2031	37,000	33,608
Equinix, Inc., 3.90%, 04/15/2032	52,000	51,726
Extra Space Storage L.P.,
3.90%, 04/01/2029	15,000	15,045
2.55%, 06/01/2031	4,000	3,616
2.35%, 03/15/2032	5,000	4,397
Life Storage L.P., 2.40%, 10/15/2031	13,000	11,479
SBA Communications Corp., 3.13%, 02/01/2029	38,000	34,616
		231,004
Specialty Chemicals–1.06%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	191,353
5.50%, 03/18/2031	200,000	187,110
		378,463
Systems Software–0.08%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	20,000	18,378
Microsoft Corp., 2.53%, 06/01/2050	4,000	3,465
VMware, Inc., 2.20%, 08/15/2031	8,000	7,056
		28,899
Technology Hardware, Storage & Peripherals–0.06%
Apple, Inc.,
4.25%, 02/09/2047	4,000	4,502
2.80%, 02/08/2061	18,000	15,534
		20,036
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Tobacco–0.04%
Altria Group, Inc.,
3.70%, 02/04/2051	$8,000	$6,490
4.00%, 02/04/2061	8,000	6,738
		13,228
Trading Companies & Distributors–0.04%
Air Lease Corp.,
3.00%, 09/15/2023	4,000	3,985
2.20%, 01/15/2027	10,000	9,270
		13,255
Trucking–0.31%
Aviation Capital Group LLC, 4.13%, 08/01/2025(b)	4,000	3,973
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	17,000	15,873
3.15%, 06/15/2031(b)	35,000	32,037
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(f)	63,000	59,180
		111,063
Wireless Telecommunication Services–2.48%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)	200,000	201,382
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	150,000	153,215
5.15%, 03/20/2028(b)	209,000	220,275
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	31,000	29,245
2.63%, 04/15/2026	35,000	33,475
3.40%, 10/15/2052(b)	55,000	46,974
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	200,000	121,000
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	26,000	24,043
4.13%, 06/04/2081(c)	30,000	27,307
5.13%, 06/04/2081(c)	33,000	29,176
		886,092
Total U.S. Dollar Denominated Bonds & Notes (Cost $19,953,685)		18,752,358

Asset-Backed Securities–21.51%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	4,336	4,439
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	100,000	91,811
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	14,212	14,197
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	38,091	37,647
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	27,915	27,459
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	33,834	32,086
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	65,220	62,526
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	100,788	98,401
Principal Amount		Value

Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(h)	$3,829	$3,822
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(h)	8,629	8,632
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	250,000	247,820
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	69,908
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	94,010	89,103
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	93,080	86,308
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	90,773	87,017
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	88,925	84,827
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	108,602	100,903
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.54%, 04/10/2051(h)	42,000	41,895
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	88,013
Series 2019-B14, Class C, 3.77%, 12/15/2062(h)	83,700	79,339
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	67,922
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	60,464	59,161
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 1.25% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	100,000	98,782
Series 2021-VOLT, Class D, 2.05% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(e)	100,000	96,638
BX Trust,
Series 2022-LBA6, Class A, 1.30% (1.00% + SOFR Term Rate), 01/15/2039(b)(e)	100,000	98,408
Series 2022-LBA6, Class B, 1.60% (1.30% + SOFR Term Rate), 01/15/2039(b)(e)	100,000	97,590
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	27,966	27,930
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	32,619	31,924
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	39,857	39,110
Citigroup Mortgage Loan Trust, Inc.,
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(h)	16,456	16,309
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	91,296	84,987
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	$13,536	$13,539
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	94,581	91,137
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	97,912	95,238
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	98,080	95,976
Series 2022-3, Class A1, 3.90%, 02/01/2067(b)(h)	105,000	104,918
COMM Mortgage Trust, Series 2015-CR25, Class B, 4.53%, 08/10/2048(h)	72,000	72,521
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(i)	20,448	20,383
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	59,975	58,028
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	196,381	194,233
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	130,262
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 2.90%, 06/25/2034(h)	8,575	8,933
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	48,750	48,897
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	48,750	49,061
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	106,820	102,765
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	15,064	15,083
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	56,200
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	28,983	28,572
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	97,521	92,699
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	142,082	136,280
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	91,127	87,453
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(h)	27,666	27,188
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.89%, 04/19/2036(h)	35,555	29,995
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	48,302
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	55,000	51,112
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	91,857	88,062
Principal Amount		Value

JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	$106,222	$98,266
Life Mortgage Trust, Series 2021-BMR, Class B, 1.28% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	98,297	95,252
Med Trust,
Series 2021-MDLN, Class A, 1.35% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	100,000	98,416
Series 2021-MDLN, Class B, 1.85% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	100,000	98,406
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	56,480	54,466
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	56,759	54,408
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.06%, 11/25/2035(h)	7,465	7,462
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(h)	93,629	87,159
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(h)	91,506	87,718
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	97,264	92,100
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	99,000	98,570
Series 2017-CLS, Class B, 1.25% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	49,000	48,746
Series 2017-CLS, Class C, 1.40% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	33,000	32,812
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	82,505
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	59,703
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	41,537	40,423
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	34,003	33,610
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	21,361	21,252
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	29,174	29,050
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	100,000	98,985
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	95,327	92,456
Series 2022-NQM2, Class A1, 2.93%, 01/25/2062(b)(h)	99,424	97,571
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(i)	99,233	97,966
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	100,000	97,352
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	87,581	84,056
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	$114,000	$105,656
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	92,120	87,013
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	100,000	95,092
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	100,000	93,422
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	100,000	99,477
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	100,000	98,269
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,208	48,242
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	39,800	34,915
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	39,800	34,019
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	51,265	50,323
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	11,967	11,893
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	38,727	37,927
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	114,539	108,439
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	98,144	93,859
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.54%, 09/25/2034(h)	4,459	4,527
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 2.39%, 11/25/2033(h)	38,952	38,395
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	92,667	86,070
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	18,966	19,157
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	250,000	248,600
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(h)	13,020	13,041
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	80,270
	Principal Amount	Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	$14,570	$14,529
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	52,290	50,624
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	92,286	87,574
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	42,261	41,336
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	97,820	95,313
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	100,000	99,555
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	57,450	57,047
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	155,717	144,345
Total Asset-Backed Securities (Cost $7,987,142)		7,689,390
U.S. Treasury Securities–19.80%
U.S. Treasury Bills–0.22%
0.11% - 0.23%, 05/26/2022(j)(k)	80,000	79,949
U.S. Treasury Bonds–5.62%
2.38%, 02/15/2042	1,327,400	1,280,733
1.88%, 11/15/2051	830,500	728,764
		2,009,497
U.S. Treasury Notes–13.96%
1.75%, 03/15/2025	185,700	181,783
1.88%, 02/28/2027	3,150,700	3,066,763
1.88%, 02/28/2029	625,300	603,757
1.88%, 02/15/2032	1,186,300	1,139,404
		4,991,707
Total U.S. Treasury Securities (Cost $7,279,451)		7,081,153
U.S. Government Sponsored Agency Mortgage-Backed Securities–6.47%
Collateralized Mortgage Obligations–0.52%
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	24,417
Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	24,363
Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	40,662
Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	96,457
		185,899
Federal Home Loan Mortgage Corp. (FHLMC)–0.30%
6.50%, 08/01/2032	342	367
4.00%, 11/01/2048 to 07/01/2049	105,042	107,916
		108,283
Federal National Mortgage Association (FNMA)–2.36%
3.50%, 12/01/2030 to 05/01/2047	411,127	418,934
6.50%, 09/01/2031	478	521
7.00%, 09/01/2032	3,814	3,993
TBA, 2.00%, 04/01/2052(l)	455,000	422,421
		845,869
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–1.03%
7.50%, 06/15/2023	$117	$118
8.50%, 11/15/2024	382	383
7.00%, 07/15/2031 to 08/15/2031	520	562
6.50%, 11/15/2031 to 03/15/2032	851	916
6.00%, 11/15/2032	627	679
4.00%, 07/20/2049	35,072	35,888
TBA, 2.00%, 04/01/2052(l)	345,000	328,235
		366,781
Uniform Mortgage-Backed Securities–2.26%
TBA, 2.00%, 04/01/2037(l)	831,000	807,141
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,360,335)		2,313,973
	Shares
Preferred Stocks–1.48%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	6,000	6,159
Diversified Banks–0.57%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	11,000	11,523
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	20,000	20,934
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	64,000	63,520
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	39,000	37,538
JPMorgan Chase & Co., 3.77% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	56,000	56,000
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	11	14,575
		204,090
Integrated Telecommunication Services–0.30%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	100,000	107,876
Investment Banking & Brokerage–0.48%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	13,000	11,692
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	27,000	25,852
Morgan Stanley, 6.88%, Series F, Pfd.(c)	5,000	133,550
		171,094
Life & Health Insurance–0.01%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	6,000	5,932
Multi-Utilities–0.05%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	18,000	17,741
Other Diversified Financial Services–0.05%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	17,000	16,745
Total Preferred Stocks (Cost $524,611)		529,637
	Principal Amount		Value
Municipal Obligations–0.45%
California Health Facilities Financing Authority,
Series 2022, RB, 4.19%, 06/01/2037		$50,000	$51,068
Series 2022, RB, 4.35%, 06/01/2041		35,000	35,651
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		35,000	29,561
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		50,000	43,000
Total Municipal Obligations (Cost $170,000)			159,280

Agency Credit Risk Transfer Notes–0.44%
Fannie Mae Connecticut Avenue Securities,
Series 2019-R03, Class 1M2, 2.61% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)		6,326	6,328
Series 2019-R06, Class 2M2, 2.56% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)		5,389	5,388
Series 2022-R03, Class 1M1, 2.20% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)		100,000	100,343
Freddie Mac, Series 2020-DNA5, Class M2, STACR®, 2.90% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(e)		43,552	43,657
Total Agency Credit Risk Transfer Notes (Cost $155,353)			155,716
Non-U.S. Dollar Denominated Bonds & Notes–0.34%(m)
Movies & Entertainment–0.34%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	120,318
	Shares
Money Market Funds–2.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(n)(o)		247,085	247,085
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(n)(o)		398,455	398,335
Invesco Treasury Portfolio, Institutional Class, 0.16%(n)(o)		282,383	282,383
Total Money Market Funds (Cost $927,750)			927,803
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-105.53% (Cost $39,469,892)			37,729,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.22%
Invesco Private Government Fund, 0.31%(n)(o)(p)		23,675	23,676
Invesco Private Prime Fund, 0.34%(n)(o)(p)		55,709	55,703
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,395)			79,379
TOTAL INVESTMENTS IN SECURITIES–105.75% (Cost $39,549,287)			37,809,007
OTHER ASSETS LESS LIABILITIES—(5.75)%			(2,055,481)
NET ASSETS–100.00%			$35,753,526
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $17,567,551, which represented 49.14% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(f)	All or a portion of this security was out on loan at March 31, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,540,969	$1,237,592	$(2,531,476)	$-	$-	$247,085	$27
Invesco Liquid Assets Portfolio, Institutional Class	1,396,860	883,994	(1,882,269)	(123)	(127)	398,335	64
Invesco Treasury Portfolio, Institutional Class	1,761,107	1,414,391	(2,893,115)	-	-	282,383	36
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	145,873	(122,197)	-	-	23,676	7*
Invesco Private Prime Fund	-	264,028	(208,293)	(16)	(16)	55,703	20*
Total	$4,698,936	$3,945,878	$(7,637,350)	$(139)	$(143)	$1,007,182	$154

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	21	June-2022	$4,450,359	$(54,961)	$(54,961)
U.S. Treasury 5 Year Notes	28	June-2022	3,211,250	(65,648)	(65,648)
U.S. Treasury Long Bonds	3	June-2022	450,188	(12,820)	(12,820)
U.S. Treasury Ultra Bonds	1	June-2022	177,125	(6,601)	(6,601)
Subtotal—Long Futures Contracts				(140,030)	(140,030)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	9	June-2022	$(1,105,875)	$35,930	$35,930
U.S. Treasury 10 Year Ultra Notes	24	June-2022	(3,251,250)	97,350	97,350
Subtotal—Short Futures Contracts				133,280	133,280
Total Futures Contracts				$(6,750)	$(6,750)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/17/2022	Citibank N.A.	EUR	252,000	USD	289,724	$10,553
07/12/2022	Goldman Sachs International	JPY	31,325,500	AUD	380,000	26,778
07/12/2022	Goldman Sachs International	USD	498,602	AUD	700,000	26,151
Subtotal—Appreciation						63,482
Currency Risk
07/12/2022	Citibank N.A.	AUD	190,000	JPY	15,743,928	(12,720)
07/12/2022	Citibank N.A.	AUD	350,000	USD	252,395	(9,981)
07/12/2022	Goldman Sachs International	AUD	190,000	JPY	15,750,297	(12,668)
07/12/2022	Goldman Sachs International	AUD	350,000	USD	252,478	(9,899)
Subtotal—Depreciation						(45,268)
Total Forward Foreign Currency Contracts						$18,214

Abbreviations:
AUD	—Australian Dollar
EUR	—Euro
JPY	—Japanese Yen
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$18,591,604	$160,754	$18,752,358
Asset-Backed Securities	—	7,689,390	—	7,689,390
U.S. Treasury Securities	—	7,081,153	—	7,081,153
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,313,973	—	2,313,973
Preferred Stocks	148,125	381,512	—	529,637
Municipal Obligations	—	159,280	—	159,280
Agency Credit Risk Transfer Notes	—	155,716	—	155,716
Non-U.S. Dollar Denominated Bonds & Notes	—	120,318	—	120,318
Money Market Funds	927,803	79,379	—	1,007,182
Total Investments in Securities	1,075,928	36,572,325	160,754	37,809,007
Other Investments - Assets*
Futures Contracts	133,280	—	—	133,280
Forward Foreign Currency Contracts	—	63,482	—	63,482
	133,280	63,482	—	196,762
Other Investments - Liabilities*
Futures Contracts	(140,030)	—	—	(140,030)
Forward Foreign Currency Contracts	—	(45,268)	—	(45,268)
	(140,030)	(45,268)	—	(185,298)
Total Other Investments	(6,750)	18,214	—	11,464
Total Investments	$1,069,178	$36,590,539	$160,754	$37,820,471

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund